Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Millennium Group International Holdings Limited
Trading Symbol	MGIH
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	11,250,000
Amendment Flag	false
Entity Central Index Key	0001903995
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41568
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rm 2722, 27/F
Entity Address, Address Line Two	No.1 Hung To Road
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
Title of 12(b) Security	Ordinary shares, par value $0.002 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	Rm 2722, 27/F
Entity Address, Address Line Two	No.1 Hung To Road
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	+852
Local Phone Number	36195768
Contact Personnel Name	Ming Yan Lai